Share capital and other equity - Ordinary shares (Details) - GBP (£) £ / shares in Units, shares in Thousands, £ in Millions	1 Months Ended		12 Months Ended		36 Months Ended
	Jul. 31, 2018	Apr. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018
Ordinary shares
Share capital
Authorized share capital granted			£ 600.0		£ 600.0
Number of shares issued	20,000	32,000	12,048,605	11,964,565	12,048,605
Subscription price per share	£ 253.5641	£ 261.7265
Equity raised	£ 50.7	£ 85.0	£ 84.0	£ 142.0
Share price on allotment	£ 243.7	£ 268.4
Percentage of increase in the issued share capital					2.60%
Shares issued in connection with employee share plans			32,000		32,000
Par value			£ 1	£ 1	£ 1
Number of shares	20,000	32,000	12,048,605	11,964,565	12,048,605
Interim dividend paid			£ 241.0
Interim dividend per share			£ 2.0
Final dividend per share			3.5
Special dividend per share			£ 7.5
Minimum | Other securities
Share capital
Required notice term			30 days
Maximum | Other securities
Share capital
Required notice term			60 days